Estimated Fair Values of Assets Acquired and Liabilities Assumed (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2011	Mar. 14, 2011 Singer Steel Company	Dec. 31, 2011 Singer Steel Company	Dec. 09, 2011 Turret Steel
Business Acquisition [Line Items]
Cash			$ 0.3		$ 1.8
Restricted cash			6.5
Accounts receivable			7.3		12.0
Inventory			16.3		26.7
Property, plant, and equipment			8.2		2.9
Intangible assets			4.3		45.1
Goodwill					25.1
Other assets			0.2		1.2
Total identifiable assets acquired			43.1		114.8
Current liabilities			11.4		17.5
Deferred tax liabilities			2.3		18.5
Total liabilities assumed			13.7		36.0
Net identifiable assets acquired			29.4
Bargain purchase	(5.8)	(5.8)	(5.8)	(5.8)
Net assets acquired			$ 23.6		$ 78.8